REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Revenue from sales of goods	$ 5,944,197	$ 6,415,109	$ 5,869,341
Revenue from rendering of services	139,945	131,037	142,478
Total	$ 6,084,142	$ 6,546,146	$ 6,011,819